Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Differences between basis: account x tax	$ 5.1	$ 10.8	$ (28.4)
Deferred tax assets (liabilities), net	232.4	244.6	253.6	$ 397.4
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductibleprovisions	39.7	(76.1)	(102.7)
Tax loss carryforwards	0.5	4.5	28.3
Functional currency effect of the non monetary assets	(323.4)	(206.0)	(201.0)
Gains not realized from sales of the Company to subsidiairies	22.7	15.4	16.4
Effect of differences by fixed asset	7.5	(8.1)	(31.2)
Differences between basis: account x tax	20.6	25.7	36.6
Deferred tax assets (liabilities), net	(232.4)	(244.6)	(253.6)
Total deferred tax asset	21.6	13.4	11.6
Total deferred tax liability	$ (254.0)	$ (258.0)	$ (265.2)